Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Components of Deferred Tax Assets [Abstract]
Net accumulated loss-carry forward	$ 3,385		$ 527
Less: valuation allowance	(3,385)	$ (2,001)	(527)	$ (972)
Net deferred tax assets	$ 0		$ 0